Vessels, Port Terminals and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2015
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$2,425,931	$(514,788)	$1,911,143
Additions	5,788	(47,027)	(41,239)
Restructure of capital lease	(210)	-	(210)
Balance June 30, 2015	$2,431,509	$(561,815)	$1,869,694

Deposits for Vessel, Port Terminal and Other Fixed Assets Acquisitions
On January 26, 2014, Navios Holdings entered into agreements to purchase two bulk carrier vessels, one 84,000 deadweight tons (“dwt”) Panamax vessel and one 180,600 dwt Capesize vessel, to be built in Japan. The vessels' acquisition prices are $31,800 and $52,000, respectively, and are scheduled for delivery in the first quarter of 2016. As of June 30, 2015, Navios Holdings paid deposits for both vessels totaling $24,290.
On February 11, 2014, Navios Logistics entered into an agreement for the construction of three new pushboats with a purchase price of $7,552 for each pushboat. As of June 30, 2015 and December 31, 2014, Navios Logistics had paid $9,376 and $6,920, respectively, for the construction of the new pushboats which are expected to be delivered in the first quarter of 2016.
As of June 30, 2015, and December 31, 2014, Navios Logistics had paid $18,324 and $16,305, respectively, for the expansion of its dry port in Uruguay, which is currently an asset under construction.
Capitalized interest included in deposits for vessels, port terminals and other fixed assets amounted to $3,587 and $1,851, as of June 30, 2015 and December 31, 2014, respectively.
Vessel Acquisitions
On January 27, 2014, Navios Asia took delivery of the N Bonanza, a 2006-built 76,596 dwt bulk carrier vessel for a purchase price of $17,634, of which $2,900 was paid from the Company's cash, $3,484 from the noncontrolling shareholders' cash and $11,250 was financed through a loan.

On June 4, 2014, Navios Holdings took delivery of the Navios Gem, a 2014-built 181,336 dwt capesize vessel for a purchase price of $54,368, of which $24,368 was paid in cash and $30,000 was financed through a loan.
Navios Logistics
On June 30, 2015, Navios Logistics entered into an agreement for the restructuring of its capital leases for the Ferni H and the San San H, by extending their duration until January 2020 and April 2020, respectively, and amending the purchase price obligation to $5,325 and $5,150, respectively, each at the end of the extended period. As of June 30, 2015, the obligations for these vessels were accounted for as capital leases and the lease payments during the six months ended June 30, 2015 and 2014 for both vessels were $710 and $565, respectively.
On October 8, 2013, Navios Logistics exercised the option for the construction of additional 36 dry barges, based on the same terms of the initial agreement, which were delivered in the third quarter of 2014. During the six month period ended June 30, 2015, the Company paid $800, representing transportation and other acquisition costs.